Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
14.	DISCONTINUED OPERATIONS

On June 14, 2011, the Company incorporated, under the laws of the Cayman Islands, a wholly-owned subsidiary, Sequel Media. On June 30, 2011 the Company contributed all the shares of the entities that provided online advertising services to manufacturers and retailers in the information technology industry (collectively the “Distributed Entities”) to Sequel Media. On June 30, 2011, the Company distributed all the shares of Sequel Media to its shareholders. Accordingly, pursuant to ASC 205-20, Discontinued Operations, the Distributed Entities have been accounted for as discontinued operations whereby the results of operations of Distributed Entities have been eliminated from the results of continuing operations and reported in discontinued operations for all years presented. The results of the discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Accordingly, the Group recognized a distribution to shareholders amounting to RMB325,236 for the year ended December 31, 2011, which included RMB94,069 of cash and cash equivalents of the distributed entities. The assets and liabilities distributed are as follows:

RMB
Cash and cash equivalents	94,069
Held-to-maturity instruments	43,000
Accounts receivable	75,988
Prepaid expenses and other current assets	12,974
Deferred tax assets	18,682
Property and equipment, net	15,557
Intangible assets, net	71,540
Goodwill	185,922
Accrued expenses and other payables	(92,872)
Deferred revenue	(15,753)
Deferred tax liabilities	(70,311)
Other liabilities	(13,560)

325,236

The results of the distributed entities are as follows:

Year ended December 31, 2011
RMB
Net revenues	92,249
Cost of revenues	(54,567)

Gross profit	37,682
Operating expenses:
Sales and marketing expenses	(33,290)
General and administrative expenses	(8,553)
Product development expenses	(8,630)

Operating loss	(12,791)
Other income	1,705

Loss before income tax expenses	(11,086)
Income tax benefit	6,904

loss from discontinued operations	(4,182)